Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Profit after taxation for the year	£ 5,096	£ 6,388	£ 5,268
Adjustments reconciling profit after tax to operating cash flows	4,147	3,708	4,264
Cash generated from operations	9,243	10,096	9,532
Taxation paid	(1,291)	(1,655)	(1,512)
Net cash inflow from operating activities	7,952	8,441	8,020
Cash flow from investing activities
Purchase of property, plant and equipment	(1,172)	(1,226)	(1,265)
Proceeds from sale of property, plant and equipment	143	68	95
Purchase of intangible assets	(1,759)	(1,013)	(898)
Proceeds from sale of intangible assets	772	1,255	404
Purchase of equity investments	(162)	(411)	(258)
Proceeds from sale of equity investments	202	3,269	69
Contingent consideration paid	(114)	(120)	(113)
Purchase of businesses, net of cash acquired		15	(3,571)
Disposal of businesses, net of cash disposed	(17)	259	104
Investments in associates and joint ventures	(1)	(4)	(11)
(Increase)/decrease in liquid investments	18	(1)	1
Interest received	27	39	82
Proceeds from disposal of associates and joint ventures	277
Dividends from associates, joint ventures and equity investments	9	31	7
Net cash inflow/(outflow) from investing activities	(1,777)	2,161	(5,354)
Cash flow from financing activities
Issue of share capital	21	29	51
Purchase of non-controlling interests	0	0	(7)
Increase in long-term loans	0	3,298	4,794
Repayment of short-term Notes	(2,313)	(3,738)	(4,160)
(Repayment of)/increase in other short-term loans	318	(3,567)	3,095
Repayment of lease liabilities	(215)	(227)	(214)
Interest paid	(786)	(864)	(895)
Dividends paid to shareholders	(3,999)	(3,977)	(3,953)
Distributions to non-controlling interests	(642)	(1,208)	(364)
Contributions from non-controlling interests	7	3	0
Other financing cash flows	20	119	(187)
Net cash outflow from financing activities	(7,589)	(10,132)	(1,840)
(Decrease)/increase in cash and bank overdrafts	(1,414)	470	826
Cash and bank overdrafts at beginning of year	5,262	4,831	4,087
Exchange adjustments	(29)	(39)	(82)
(Decrease)/increase in cash and bank overdrafts	(1,414)	470	826
Cash and bank overdrafts at end of year	3,819	5,262	4,831
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	4,274	6,292	4,707
Cash and cash equivalents reported in assets held for sale	0	0	507
Cash and cash equivalents after assets held for sale reported	4,274	6,292	5,214
Overdrafts	(455)	(1,030)	(383)
Cash and bank overdrafts at end of year	£ 3,819	£ 5,262	£ 4,831